BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Outstanding Shares
The following table provides a continuity schedule of outstanding BEPC exchangeable shares, class A.2 exchangeable shares, BRHC class B shares and BRHC class C shares along with the corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (units)	Class A.2 exchangeable shares outstanding (units)	BRHC class B shares outstanding (units)	BRHC class C shares outstanding (units)	Shares classified as financial liability ($ millions)
Balance, as at December 31, 2022	172,218,098	—	165	$—	$4,364
Share issuance(1)	7,441,893	—	—	—	251
Share exchanges	(8,465)	—	—	—	—
Remeasurement of liability	—	—	—	—	106
Balance, as at December 31, 2023	179,651,526	—	165	—	4,721
Share issuance(1)	—	—	—	—	—
Share exchanges	(10,675)	—	—	—	—
Arrangement	(34,719,683)	34,719,683	(55)	194,460,874	4,572
Remeasurement of liability	—	—	—	—	(693)
Balance, as at December 31, 2024	144,921,168	34,719,683	110	194,460,874	$8,600
(1)Includes restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.